REVENUE AND SEGMENT INFORMATION - Information about operating segments results (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) segment	Dec. 31, 2019 CNY (¥) segment	Dec. 31, 2018 CNY (¥) segment	Dec. 31, 2017 CNY (¥) segment	Dec. 31, 2019 CNY (¥)
Segment information
Number of reportable operating segments | segment	5	5	5	5
Total revenue	$ 27,302,445	¥ 190,074,161	¥ 180,241,414	¥ 181,022,636
Total revenue from contracts with customers		189,756,246	180,001,261
Segment profit/(loss) before income tax	303,628	2,113,801	2,264,514	3,049,175
Income tax expense	(89,879)	(625,720)	(822,519)	(643,706)
Profit for the year	213,749	1,488,081	1,441,995	2,405,469
Finance income	37,512	261,151	492,234	706,690
Finance costs	(706,883)	(4,921,179)	(4,882,496)	(5,203,422)
Share of profits and losses for the year	38,800	270,115	(199,452)	8,151
Share of the joint ventures' profits and losses for the year	7,005	48,767	39,335	(165,249)
Amortization of land use rights		(1,075,825)	(108,152)	(91,579)
Depreciation and amortization (excluding the amortization of land use rights)		(7,714,418)	(7,947,601)	(6,973,168)
Gain/(loss) on disposal of property, plant and equipment and land use rights		242,960	101,098	76,739
Gain on disposal of business		262,677
Unrealized (losses)/gains on futures, forward and option contracts, net		(9,851)	100,967	(131,073)
Realized gain/(loss) on futures, forward and option contracts, net		60,671	40,492	(23,951)
Other income		78,632	135,367
Impairment loss on property, plant and equipment	(37,254)	(259,354)	(46,484)	(16,200)
Gain on disposal of subsidiaries		261,187	3,517	325,022
Gain on share of associates' net assets		295,288
Impairment losses		(1,448)		(8,134)
Change for impairment of inventories		251,131	(353,945)	154,294
Reversal of/(provision for) impairment of receivables, net of bad debts recovered		(169,751)	(107,956)	(60,699)
Gain (loss) on disposal of associates		159,514	(1,904)
Gain on disposal and dividends of equity investments designated at fair value through other comprehensive income		97,775	109,914	79,408
(Loss)/gain on previously held equity interest remeasured at an acquisition-date fair value			748,086	117,640
Investments in joint ventures	486,308		3,393,349	6,007,624	¥ 3,385,582
Investments in associates	$ 1,366,371		6,363,462	6,935,030	9,512,401
Capital expenditure in:
Intangible assets		1,155,386	103,304	285,167
Additions		1,247,858	2,838	59,215
Property, plant and equipment		10,621,224	9,022,224	9,763,667
Revenue from external customer
Segment information
Total revenue		190,074,161	180,241,414	181,022,636
Total revenue from contracts with customers		189,756,246	180,001,261
Self-produced alumina
Segment information
Sales of self- produced products		13,329,000	16,561,000	13,187,000
Self-produced primary aluminum
Segment information
Sales of self- produced products		10,689,000	13,517,000	6,680,000
Self-produced other products
Segment information
Sales of self- produced products		356,000	4,376,000	3,292,000
Operating segment
Segment information
Total revenue from contracts with customers		259,196,277	247,633,285
Inter-segment elimination
Segment information
Inter-segment revenue		69,440,031	67,632,024	58,973,482
Total revenue		(69,440,031)	(67,632,024)	(58,973,482)
Total revenue from contracts with customers		(69,440,031)	(67,632,024)
Segment profit/(loss) before income tax		213,084	198,103	97,575
Alumina
Segment information
Total revenue from contracts with customers		14,117,594	14,586,564
Alumina | Revenue from external customer
Segment information
Total revenue from contracts with customers		14,117,594	14,586,564
Alumina | Operating segment
Segment information
Inter-segment revenue		(29,573,401)	(29,392,495)
Total revenue		43,899,982	44,150,937	38,997,261
Total revenue from contracts with customers		43,690,995	43,979,059
Segment profit/(loss) before income tax		844,848	3,496,381	3,290,945
Finance income		61,644	100,125	233,016
Finance costs		(651,238)	(399,344)	(708,655)
Share of profits and losses for the year		86,245	37,377	82,619
Share of the joint ventures' profits and losses for the year		(6,319)	(1,141)
Amortization of land use rights		(495,693)	(39,027)	(42,768)
Depreciation and amortization (excluding the amortization of land use rights)		(2,830,152)	(2,846,051)	(2,781,350)
Gain/(loss) on disposal of property, plant and equipment and land use rights		(587,503)	53,116	47,243
Gain on disposal of business		262,677
Realized gain/(loss) on futures, forward and option contracts, net			(716)	3,398
Other income		21,252	57,777
Impairment loss on property, plant and equipment		(8,743)		(568)
Gain on disposal of subsidiaries		118	7,671
Change for impairment of inventories		69,740	(54,463)	79,063
Reversal of/(provision for) impairment of receivables, net of bad debts recovered		6,837	19,320	(17,453)
Investments in joint ventures			989,840	2,809,758	1,076,085
Investments in associates			89,734	90,875	83,424
Capital expenditure in:
Intangible assets		209,365	99,089
Additions		1,080,285	2,786
Property, plant and equipment		6,486,248	2,564,003	2,642,350
Alumina | Operating segment | Revenue from external customer
Segment information
Total revenue		14,326,581	14,758,442	14,565,322
Alumina | Inter-segment elimination
Segment information
Inter-segment revenue		(29,573,401)	29,392,495	(24,431,939)
Total revenue from contracts with customers		(29,573,401)	(29,392,495)
Primary aluminum
Segment information
Total revenue from contracts with customers		37,349,482	41,313,516
Primary aluminum | Revenue from external customer
Segment information
Total revenue from contracts with customers		37,349,482	41,313,516
Primary aluminum | Operating segment
Segment information
Inter-segment revenue		(11,694,382)	(12,457,863)
Total revenue		49,089,019	53,802,172	47,245,646
Total revenue from contracts with customers		49,043,864	53,771,379
Segment profit/(loss) before income tax		687,246	(929,298)	826,632
Finance income		53,252	54,458	83,996
Finance costs		(1,328,730)	(1,131,622)	(1,212,249)
Share of profits and losses for the year			8
Share of the joint ventures' profits and losses for the year		11,621	17,102	(16,887)
Amortization of land use rights		(338,975)	(41,175)	(25,120)
Depreciation and amortization (excluding the amortization of land use rights)		(3,235,356)	(2,954,801)	(2,516,058)
Gain/(loss) on disposal of property, plant and equipment and land use rights		830,205	15,211	40,106
Unrealized (losses)/gains on futures, forward and option contracts, net				(17,033)
Realized gain/(loss) on futures, forward and option contracts, net				(47,730)
Other income		716	38,220
Impairment loss on property, plant and equipment		(247,112)
Change for impairment of inventories		166,331	(273,796)	64,734
Reversal of/(provision for) impairment of receivables, net of bad debts recovered		1,088	(9,406)	269
Gain on disposal and dividends of equity investments designated at fair value through other comprehensive income				2,792
Investments in associates			558,759	296,357	574,385
Capital expenditure in:
Intangible assets		949,013	753	197
Additions		131,797
Property, plant and equipment		2,381,644	4,602,580	5,533,168
Primary aluminum | Operating segment | Revenue from external customer
Segment information
Total revenue		37,394,637	41,344,309	36,551,968
Primary aluminum | Inter-segment elimination
Segment information
Inter-segment revenue		(11,694,382)	12,457,863	(10,693,678)
Total revenue from contracts with customers		(11,694,382)	(12,457,863)
Energy
Segment information
Total revenue from contracts with customers		7,099,211	7,036,936
Energy | Revenue from external customer
Segment information
Total revenue from contracts with customers		7,099,211	7,036,936
Energy | Operating segment
Segment information
Inter-segment revenue		(236,136)	(198,337)
Total revenue		7,345,971	7,235,273	6,250,966
Total revenue from contracts with customers		7,335,347	7,235,273
Segment profit/(loss) before income tax		403,479	26,020	(171,310)
Finance income		35,093	15,744	44,015
Finance costs		(1,064,769)	(1,047,285)	(1,000,767)
Share of profits and losses for the year		(22,272)	(225,377)	(383,263)
Share of the joint ventures' profits and losses for the year		(32,660)	(52,368)	(181,667)
Amortization of land use rights		(146,139)	(9,335)	(15)
Depreciation and amortization (excluding the amortization of land use rights)		(1,488,077)	(1,962,081)	(1,510,218)
Gain/(loss) on disposal of property, plant and equipment and land use rights		(1,010)	24,780	(12,826)
Realized gain/(loss) on futures, forward and option contracts, net			2,855	1,585
Other income		47,666	29,858
Impairment loss on property, plant and equipment		(3,499)	(7,450)	(15,632)
Gain on disposal of subsidiaries		3,014		38,397
Change for impairment of inventories		(19,076)	(7,884)	4,488
Reversal of/(provision for) impairment of receivables, net of bad debts recovered		(53,227)	(23,327)	(25,119)
Gain (loss) on disposal of associates		159,514	(1,904)
Gain on disposal and dividends of equity investments designated at fair value through other comprehensive income		1,000	1,000
(Loss)/gain on previously held equity interest remeasured at an acquisition-date fair value			(3,177)	117,640
Investments in joint ventures			435,867	878,196	298,991
Investments in associates			2,064,425	2,170,178	2,021,964
Capital expenditure in:
Intangible assets		(5,062)	2,754	284,509
Additions		8,411		27,956
Property, plant and equipment		1,454,659	1,610,442	1,268,051
Energy | Operating segment | Revenue from external customer
Segment information
Total revenue		7,109,835	7,036,936	5,733,697
Energy | Inter-segment elimination
Segment information
Inter-segment revenue		(236,136)	198,337	(517,269)
Total revenue from contracts with customers		(236,136)	(198,337)
Trading
Segment information
Total revenue from contracts with customers		130,864,398	116,610,176
Trading | Revenue from external customer
Segment information
Total revenue from contracts with customers		130,864,398	116,610,176
Trading | Operating segment
Segment information
Inter-segment revenue		(27,769,049)	(25,370,303)
Sales of self- produced products		24,374,356	34,454,943	23,158,952
Sales of products sourced from external suppliers		106,542,875	82,192,575	100,538,864
Total revenue		158,686,280	142,017,821	146,856,931
Total revenue from contracts with customers		158,633,447	141,980,479
Segment profit/(loss) before income tax		952,848	740,454	733,896
Finance income		105,622	136,515	192,327
Finance costs		(223,928)	(366,807)	(467,088)
Share of profits and losses for the year		3,767	9,010	1,885
Share of the joint ventures' profits and losses for the year		36,579	19,375	9,463
Amortization of land use rights		(45,541)	(18,615)	(6,376)
Depreciation and amortization (excluding the amortization of land use rights)		(79,366)	(101,705)	(79,342)
Gain/(loss) on disposal of property, plant and equipment and land use rights		7,216	20,036	1,673
Unrealized (losses)/gains on futures, forward and option contracts, net		(9,851)	100,967	(92,719)
Realized gain/(loss) on futures, forward and option contracts, net		60,671	47,601	(24,953)
Other income		6,241	6,718
Impairment loss on property, plant and equipment			(39,034)
Gain on disposal of subsidiaries		2,738		54,599
Change for impairment of inventories		34,136	(17,802)	722
Reversal of/(provision for) impairment of receivables, net of bad debts recovered		(121,154)	(84,922)	(18,396)
Investments in joint ventures			77,211	28,865	79,199
Investments in associates			131,691	184,149	362,757
Capital expenditure in:
Intangible assets		1,869	514	372
Additions		27,365	52	25,199
Property, plant and equipment		132,841	101,360	64,005
Trading | Operating segment | Revenue from external customer
Segment information
Total revenue		130,917,231	116,647,518	123,697,816
Trading | Inter-segment elimination
Segment information
Inter-segment revenue		(27,769,049)	25,370,303	(23,159,115)
Total revenue from contracts with customers		(27,769,049)	(25,370,303)
Corporate and other operating segments
Segment information
Total revenue from contracts with customers		325,561	454,069
Corporate and other operating segments | Revenue from external customer
Segment information
Total revenue from contracts with customers		325,561	454,069
Corporate and other operating segments | Operating segment
Segment information
Inter-segment revenue		(167,063)	(213,026)
Total revenue		492,940	667,235	645,314
Total revenue from contracts with customers		492,624	667,095
Segment profit/(loss) before income tax		(987,704)	(1,267,146)	(1,728,563)
Finance income		5,540	185,392	153,336
Finance costs		(1,652,514)	(1,937,438)	(1,814,663)
Share of profits and losses for the year		202,375	(20,470)	306,910
Share of the joint ventures' profits and losses for the year		39,546	56,367	23,842
Amortization of land use rights		(49,477)		(17,300)
Depreciation and amortization (excluding the amortization of land use rights)		(81,467)	(82,963)	(86,200)
Gain/(loss) on disposal of property, plant and equipment and land use rights		(5,948)	(12,045)	543
Unrealized (losses)/gains on futures, forward and option contracts, net				(21,321)
Realized gain/(loss) on futures, forward and option contracts, net			(9,248)	43,749
Other income		2,757	2,794
Gain on disposal of subsidiaries		255,317	(4,154)	232,026
Gain on share of associates' net assets		295,288
Change for impairment of inventories				5,287
Reversal of/(provision for) impairment of receivables, net of bad debts recovered		(3,295)	(9,621)
Gain on disposal and dividends of equity investments designated at fair value through other comprehensive income		96,775	108,914	76,616
(Loss)/gain on previously held equity interest remeasured at an acquisition-date fair value			751,263
Investments in joint ventures			1,890,431	2,290,805	1,931,307
Investments in associates			3,518,853	4,193,471	¥ 6,469,871
Capital expenditure in:
Intangible assets		201	194	89
Additions				6,060
Property, plant and equipment		165,832	143,839	256,093
Corporate and other operating segments | Operating segment | Revenue from external customer
Segment information
Total revenue		325,877	454,209	473,833
Corporate and other operating segments | Inter-segment elimination
Segment information
Inter-segment revenue		(167,063)	213,026	¥ (171,481)
Total revenue from contracts with customers		¥ (167,063)	¥ (213,026)